Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,056	$ 2,323
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	694	711
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	938	907
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	424	705
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	209	204
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7	15
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	189	173
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13	16
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,847	2,119
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	687	696
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	749	734
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 411	$ 689